Expense Example - Federated Hermes Adjustable Rate Fund	IS 1 Year	IS 3 Years	IS 5 Years	IS 10 Years	SS 1 Year	SS 3 Years	SS 5 Years	SS 10 Years
USD ($)	59	186	324	726	85	265	460	1,025